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                       AIM COMBINATION STOCK & BOND FUNDS

         INVESCO Core Equity Fund - Investor Class, Class A, B, C and K INVESCO Total Return Fund - Investor Class, Class A, B, C and K
   Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

                   INVESCO Total Return - Institutional Class
   Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

                           AIM COUNSELOR SERIES TRUST

           INVESCO Advantage Health Sciences Fund - Class A, B, and C Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

                  INVESCO Multi-Sector Fund - Class A, B, and C
   Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

                                AIM SECTOR FUNDS

            INVESCO Energy Fund - Investor Class, Class A, B, C and K
     INVESCO Financial Services Fund - Investor Class, Class A, B, C and K INVESCO Gold & Precious Metals Fund - Investor Class, Class A, B and C
       INVESCO Health Sciences Fund - Investor Class, Class A, B, C and K
           INVESCO Leisure Fund - Investor Class, Class A, B, C and K
         INVESCO Technology Fund - Investor Class, Class A, B, C and K
            INVESCO Utilities Fund - Investor Class, Class A, B and C
  Supplement dated December 4, 2003 to the Prospectus dated November 20, 2003

                  INVESCO Technology Fund - Institutional Class
  Supplement dated December 4, 2003 to the Prospectus dated November 20, 2003

                                 AIM STOCK FUNDS

           INVESCO Dynamics Fund - Investor Class, Class A, B, C and K
    INVESCO Small Company Growth Fund - Investor Class, Class A, B, C and K
                   INVESCO S&P 500 Index Fund - Investor Class
   Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

                INVESCO Mid-Cap Growth Fund -Class A, B, C and K
  Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

                   INVESCO Dynamics Fund - Institutional Class
   Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

                INVESCO Mid-Cap Growth Fund - Institutional Class
  Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

                INVESCO S&P 500 Index Fund - Institutional Class
  Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

                          AIM TREASURER'S SERIES TRUST

         INVESCO Treasurer's Money Market Reserve Fund - Investor Class
          INVESCO Treasurer's Tax-Exempt Reserve Fund - Investor Class Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

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               INVESCO U.S. Government Money Fund - Investor Class
   Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

                         AIM INTERNATIONAL MUTUAL FUNDS

  INVESCO International Core Equity Fund - Investor Class, Class A, B, C and R Supplement dated December 4, 2003 to the Prospectus dated November 25, 2003

Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") was the investment advisor for your Fund. As of November 25, 2003, A I M Advisors, Inc. ("AIM") became the investment advisor for your Fund. Both INVESCO and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.